ACQUISITIONS (Additional Information) (Details) $ in Thousands			2 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended
	Jul. 01, 2016 USD ($) refinery	Nov. 01, 2015 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($) refinery	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2016 USD ($) refinery	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Number Of Operating Refineries | refinery	5				4			4
Net income				$ (205,376)	$ 181,504	$ (270,916)		$ 83,076	$ 235,886	$ 187,294	$ 21,117
Business Combination, Acquisition Related Costs				$ 94	$ 2,410	$ 466		$ 7,134	13,622
Torrance Refinery [Member]
Business Acquisition [Line Items]
Payments to acquire businesses	$ 521,350								971,932	$ 0	$ 0
Working capital	450,582
Deferred tax liability	$ 64,137
Revenues							$ 1,977,204
Net income							86,394
Chalmette Refining L.L.C. [Member]
Business Acquisition [Line Items]
Payments to acquire businesses		$ 322,000
Deferred tax liability		25,721
Working capital		245,963
Deferred tax liability		$ 28,371
Revenues			$ 643,267
Net income			$ 53,539
Business acquisition, transaction costs							$ 5,833		$ 5,833
PBF Energy Inc. [Member] | Chalmette Refining L.L.C. [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, ownership Percentage by Parent		100.00%
Chalmette Refining [Member] | T&M Terminal Company [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, ownership Percentage by Parent							80.00%		80.00%
Chalmette Refining [Member] | MOEM Pipeline [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, ownership Percentage by Parent		100.00%
Chalmette Refining [Member] | Collins Pipeline Company [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, ownership Percentage by Parent							80.00%		80.00%
Noncontrolling Interest [Member] | Chalmette Refining L.L.C. [Member]
Business Acquisition [Line Items]
Deferred tax liability		$ 5,144